UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21784

Name of Fund:  BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Enhanced Equity Dividend Trust (BDJ)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.7%
Lockheed Martin Corp. (a)	82,330	$22,031,508
Northrop Grumman Corp. (a)	109,300	25,995,912

		48,027,420
Air Freight & Logistics — 0.8%
United Parcel Service, Class B (a)	138,000	14,807,400
Banks — 17.7%
Bank of America Corp. (a)	3,086,210	72,803,694
Citigroup, Inc. (a)	947,620	56,686,628
JPMorgan Chase & Co. (a)(b)	873,518	76,729,821
KeyCorp (a)	537,760	9,561,373
SunTrust Banks, Inc. (a)	371,440	20,540,632
U.S. Bancorp (a)	517,643	26,658,616
Wells Fargo & Co. (a)	874,391	48,668,603

		311,649,367
Beverages — 2.2%
Coca-Cola Co. (a)	455,900	19,348,396
Diageo PLC	675,400	19,340,174

		38,688,570
Capital Markets — 3.8%
CME Group, Inc. (a)	36,200	4,300,560
Goldman Sachs Group, Inc. (a)	87,900	20,192,388
Invesco Ltd. (a)	326,664	10,005,718
Morgan Stanley (a)	763,500	32,708,340

		67,207,006
Chemicals — 3.3%
Dow Chemical Co. (a)	722,400	45,901,296
EI du Pont de Nemours & Co. (a)	78,900	6,338,037
Praxair, Inc. (a)	42,100	4,993,060

		57,232,393
Communications Equipment — 0.8%
Motorola Solutions, Inc. (a)	172,500	14,872,950
Containers & Packaging — 0.5%
International Paper Co. (a)	178,600	9,069,308
Diversified Telecommunication Services — 1.6%
BCE, Inc. (a)	104,200	4,612,934
Verizon Communications, Inc. (a)	481,800	23,487,750

		28,100,684
Electric Utilities — 3.3%
Exelon Corp. (a)	350,500	12,610,990
FirstEnergy Corp. (a)	285,300	9,078,246
NextEra Energy, Inc. (a)	201,600	25,879,392
PG&E Corp. (a)	161,500	10,717,140

		58,285,768
Electrical Equipment — 0.3%
Rockwell Automation, Inc. (a)	31,100	4,842,581
Energy Equipment & Services — 0.4%
Schlumberger Ltd. (a)	93,900	7,333,590

Common Stocks	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co. (a)	221,300	$7,519,774
Food & Staples Retailing — 1.2%
Kroger Co. (a)	709,600	20,926,104
Food Products — 0.4%
Mondelez International, Inc.,
Class A (a)	182,485	7,861,454
Health Care Equipment & Supplies — 0.7%
Becton Dickinson and Co. (a)	67,000	12,290,480
Health Care Providers & Services — 6.3%
Aetna, Inc. (a)	250,356	31,932,908
Anthem, Inc. (a)	225,310	37,261,768
McKesson Corp. (a)	55,100	8,169,126
Quest Diagnostics, Inc. (a)	158,700	15,582,753
UnitedHealth Group, Inc. (a)	105,000	17,221,050

		110,167,605
Hotels, Restaurants & Leisure — 0.4%
Hilton Worldwide Holdings, Inc. (a)	131,850	7,707,951
Household Products — 1.1%
Procter & Gamble Co. (a)	210,320	18,897,252
Industrial Conglomerates — 5.8%
3M Co. (a)	63,500	12,149,455
General Electric Co. (a)	1,506,300	44,887,740
Honeywell International, Inc. (a)	190,600	23,800,222
Koninklijke Philips NV	648,900	20,845,506

		101,682,923
Insurance — 6.5%
Allstate Corp. (a)	117,600	9,583,224
American International Group, Inc. (a)	545,500	34,055,565
Marsh & McLennan Cos., Inc. (a)	127,400	9,413,586
MetLife, Inc. (a)	414,000	21,867,480
Prudential Financial, Inc. (a)	252,400	26,926,032
Travelers Cos., Inc. (a)	104,200	12,560,268

		114,406,155
Machinery — 0.2%
Pentair PLC (a)	45,800	2,875,324
Media — 2.6%
Comcast Corp., Class A (a)	924,000	34,733,160
Publicis Groupe SA	151,100	10,549,867

		45,283,027
Multiline Retail — 1.0%
Dollar General Corp. (a)	244,977	17,082,246
Multi-Utilities — 1.9%
Dominion Resources, Inc. (a)	246,600	19,128,762
Public Service Enterprise Group, Inc. (a)	341,700	15,154,395

		34,283,157

Portfolio Abbreviations
ADR	American Depositary Receipt	GBP	British Pound	HKD	Hong Kong Dollar
EUR	Euro	GDR	Global Depositary Receipt	USD	U.S. Dollar

MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 11.0%
Anadarko Petroleum Corp. (a)	82,000	$5,084,000
Chevron Corp. (a)	242,400	26,026,488
Enbridge, Inc. (a)	190,699	7,978,846
Exxon Mobil Corp. (a)	252,800	20,732,128
Hess Corp. (a)	413,310	19,925,675
Marathon Oil Corp. (a)	562,100	8,881,180
Marathon Petroleum Corp. (a)	280,900	14,196,686
Occidental Petroleum Corp. (a)	455,900	28,885,822
Royal Dutch Shell PLC, A Shares — ADR (a)	83,700	4,413,501
Suncor Energy, Inc. (a)	903,940	27,796,155
TOTAL SA — ADR (a)	601,500	30,327,630

		194,248,111
Personal Products — 1.2%
Unilever NV (a)	429,100	21,317,688
Pharmaceuticals — 8.1%
AstraZeneca PLC	484,736	29,804,919
Johnson & Johnson (a)	85,000	10,586,750
Merck & Co., Inc. (a)	610,600	38,797,524
Pfizer, Inc. (a)(b)	1,856,990	63,527,628

		142,716,821
Professional Services — 1.3%
Experian PLC	615,200	12,550,822
Nielsen Holdings PLC (a)	239,500	9,893,745

		22,444,567
Road & Rail — 0.6%
Union Pacific Corp. (a)	96,500	10,221,280
Semiconductors & Semiconductor Equipment — 2.0%
QUALCOMM, Inc. (a)	190,200	10,906,068
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR (a)	745,600	24,485,504

		35,391,572
Software — 4.9%
Constellation Software, Inc.	2,336	1,147,931
Microsoft Corp. (a)	595,650	39,229,509
Oracle Corp. (a)	1,019,200	45,466,512

		85,843,952

Common Stocks	Shares	Value
Specialty Retail — 1.6%
Gap, Inc. (a)	472,100	$11,467,309
Home Depot, Inc. (a)	118,300	17,369,989

		28,837,298
Technology Hardware, Storage & Peripherals — 2.2%
Lenovo Group Ltd.	11,844,000	7,807,632
Samsung Electronics Co. Ltd. — GDR (c)	34,500	31,680,308

		39,487,940
Tobacco — 0.9%
Altria Group, Inc. (a)	105,790	7,555,522
Philip Morris International, Inc. (a)	70,100	7,914,290

		15,469,812
Water Utilities — 0.2%
American Water Works Co., Inc. (a)	46,200	3,592,974
Wireless Telecommunication Services — 0.6%
SK Telecom Co. Ltd. — ADR (a)	402,800	10,142,504
Total Long-Term Investments (Cost — $1,363,256,163) — 100.5%		1,770,815,008

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.60% (d)(e)	3,719,966	3,719,966
Total Short-Term Securities (Cost — $3,719,966) — 0.2%		3,719,966
Total Investments Before Options Written (Cost — $1,366,976,129*) — 100.7%		1,774,534,974

Options Written
(Premiums Received — $18,322,506) — (0.8)%		(14,165,988)
Total Investments Net of Options Written — 99.9%		1,760,368,986
Other Assets Less Liabilities — 0.1%		2,115,454

Net Assets — 100.0%		$1,762,484,440

Notes to Schedule of Investments

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,393,448,113

Gross unrealized appreciation	$391,081,538
Gross unrealized depreciation	(9,994,677)

Net unrealized appreciation	$381,086,861

2	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Current yield as of period end.

(e)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income		Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,630,472	89,494	3,719,966	$3,719,966	7,288		—	—
SL Liquidity Series, LLC, Money Market Series	—	—	—	—	402	[1]	$40	—
Total				$3,719,966	$7,690		$40	—

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
NextEra Energy, Inc.	Call	4/06/17	USD	126.51	94	$(21,685)
Anadarko Petroleum Corp.	Call	4/07/17	USD	67.00	207	(1,242)
Bank of America Corp.	Call	4/07/17	USD	25.00	1,205	(2,410)
Chevron Corp.	Call	4/07/17	USD	112.00	220	(660)
Coca-Cola Co.	Call	4/07/17	USD	42.00	995	(52,735)
Dollar General Corp.	Call	4/07/17	USD	74.00	137	(1,370)
General Electric Co.	Call	4/07/17	USD	30.50	1,177	(2,943)
Hess Corp.	Call	4/07/17	USD	55.50	404	(3,636)
Home Depot, Inc.	Call	4/07/17	USD	148.00	200	(7,800)
Honeywell International, Inc.	Call	4/07/17	USD	124.20	619	(93,770)
Lockheed Martin Corp.	Call	4/07/17	USD	265.00	154	(70,070)
Marathon Oil Corp.	Call	4/07/17	USD	16.50	99	(693)
Marathon Oil Corp.	Call	4/07/17	USD	17.00	268	(536)
Marathon Petroleum Corp.	Call	4/07/17	USD	51.00	156	(8,190)
Marathon Petroleum Corp.	Call	4/07/17	USD	51.50	156	(5,070)
Microsoft Corp.	Call	4/07/17	USD	65.50	188	(11,468)
Microsoft Corp.	Call	4/07/17	USD	66.00	108	(3,618)
Mondelez International, Inc., Class A	Call	4/07/17	USD	46.50	258	(1,548)
Morgan Stanley	Call	4/07/17	USD	47.00	800	(11,200)
Occidental Petroleum Corp.	Call	4/07/17	USD	66.50	25	(50)
Oracle Corp.	Call	4/07/17	USD	43.00	461	(75,604)
Procter & Gamble Co.	Call	4/07/17	USD	91.50	394	(1,773)
QUALCOMM, Inc.	Call	4/07/17	USD	58.50	278	(3,336)
Schlumberger Ltd.	Call	4/07/17	USD	82.50	86	(258)
United Parcel Service, Class B	Call	4/07/17	USD	103.00	121	(52,635)
UnitedHealth Group, Inc.	Call	4/07/17	USD	162.50	137	(31,373)
UnitedHealth Group, Inc.	Call	4/07/17	USD	170.00	94	(1,269)
Wells Fargo & Co.	Call	4/07/17	USD	59.50	780	(5,460)
Weyerhaeuser Co.	Call	4/07/17	USD	34.50	413	(6,195)
TOTAL SA — ADR	Call	4/10/17	USD	50.65	168	(7,703)
Citigroup, Inc.	Call	4/11/17	USD	59.00	710	(100,035)
Altria Group, Inc.	Call	4/13/17	USD	76.00	254	(1,524)
American International Group, Inc.	Call	4/13/17	USD	64.00	200	(4,000)
Anthem, Inc.	Call	4/13/17	USD	167.50	250	(46,750)
Citigroup, Inc.	Call	4/13/17	USD	62.00	317	(7,608)
CME Group, Inc.	Call	4/13/17	USD	120.00	93	(8,835)
Comcast Corp., Class A	Call	4/13/17	USD	37.50	261	(8,744)
Dollar General Corp.	Call	4/13/17	USD	75.00	137	(3,425)
Dow Chemical Co.	Call	4/13/17	USD	64.50	473	(17,264)

MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Exxon Mobil Corp.	Call	4/13/17	USD	84.00	152	$(2,280)
Gap, Inc.	Call	4/13/17	USD	25.50	1,617	(21,021)
General Electric Co.	Call	4/13/17	USD	30.50	1,270	(6,350)
General Electric Co.	Call	4/13/17	USD	31.00	766	(2,298)
Home Depot, Inc.	Call	4/13/17	USD	149.00	200	(8,500)
KeyCorp	Call	4/13/17	USD	18.50	1,706	(15,354)
Marathon Oil Corp.	Call	4/13/17	USD	17.00	500	(3,500)
Marathon Petroleum Corp.	Call	4/13/17	USD	51.50	305	(16,775)
Marathon Petroleum Corp.	Call	4/13/17	USD	52.50	270	(7,425)
Merck & Co., Inc.	Call	4/13/17	USD	66.00	408	(4,896)
Microsoft Corp.	Call	4/13/17	USD	64.50	127	(20,002)
Microsoft Corp.	Call	4/13/17	USD	65.00	575	(66,125)
Microsoft Corp.	Call	4/13/17	USD	65.50	65	(4,842)
Microsoft Corp.	Call	4/13/17	USD	66.00	108	(5,130)
Mondelez International, Inc., Class A	Call	4/13/17	USD	44.50	339	(5,594)
Morgan Stanley	Call	4/13/17	USD	47.00	518	(2,590)
Pfizer, Inc.	Call	4/13/17	USD	34.00	498	(21,663)
Pfizer, Inc.	Call	4/13/17	USD	34.50	316	(5,688)
Schlumberger Ltd.	Call	4/13/17	USD	82.50	81	(648)
U.S. Bancorp	Call	4/13/17	USD	55.50	962	(20,202)
United Parcel Service, Class B	Call	4/13/17	USD	108.00	256	(18,688)
UnitedHealth Group, Inc.	Call	4/13/17	USD	170.00	136	(2,720)
UnitedHealth Group, Inc.	Call	4/13/17	USD	172.50	213	(5,112)
Verizon Communications, Inc.	Call	4/13/17	USD	50.00	350	(1,050)
Verizon Communications, Inc.	Call	4/13/17	USD	50.50	349	(1,047)
Wells Fargo & Co.	Call	4/13/17	USD	58.50	599	(5,391)
Wells Fargo & Co.	Call	4/13/17	USD	59.50	1,008	(3,528)
Exelon Corp.	Call	4/20/17	USD	35.80	913	(63,545)
3M Co.	Call	4/21/17	USD	185.00	61	(43,158)
Altria Group, Inc.	Call	4/21/17	USD	75.00	226	(1,017)
American International Group, Inc.	Call	4/21/17	USD	65.00	684	(9,918)
American Water Works Co., Inc.	Call	4/21/17	USD	80.00	250	(5,000)
Anthem, Inc.	Call	4/21/17	USD	166.00	133	(40,538)
Bank of America Corp.	Call	4/21/17	USD	25.00	2,303	(33,394)
Chevron Corp.	Call	4/21/17	USD	115.00	323	(1,454)
Citigroup, Inc.	Call	4/21/17	USD	60.00	689	(75,101)
CME Group, Inc.	Call	4/21/17	USD	125.00	88	(2,200)
Coca-Cola Co.	Call	4/21/17	USD	42.00	474	(31,521)
Comcast Corp., Class A	Call	4/21/17	USD	37.50	261	(11,745)
Comcast Corp., Class A	Call	4/21/17	USD	37.90	1,154	(32,624)
Dollar General Corp.	Call	4/21/17	USD	75.00	20	(250)
Dominion Resources, Inc.	Call	4/21/17	USD	80.00	308	(6,160)
Dow Chemical Co.	Call	4/21/17	USD	65.00	473	(19,393)
EI du Pont de Nemours & Co.	Call	4/21/17	USD	77.50	323	(109,820)
Exelon Corp.	Call	4/21/17	USD	36.00	249	(14,940)
Exelon Corp.	Call	4/21/17	USD	37.00	590	(13,275)
Exxon Mobil Corp.	Call	4/21/17	USD	85.00	319	(4,626)
FirstEnergy Corp.	Call	4/21/17	USD	31.00	268	(27,470)
FirstEnergy Corp.	Call	4/21/17	USD	32.00	268	(11,390)
FirstEnergy Corp.	Call	4/21/17	USD	33.00	145	(1,450)
General Electric Co.	Call	4/21/17	USD	30.50	327	(5,559)
General Electric Co.	Call	4/21/17	USD	31.00	2,068	(17,578)
Goldman Sachs Group, Inc.	Call	4/21/17	USD	260.00	166	(2,075)
Hilton Worldwide Holdings, Inc.	Call	4/21/17	USD	60.25	212	(8,007)
Home Depot, Inc.	Call	4/21/17	USD	145.00	408	(114,036)
Invesco Ltd.	Call	4/21/17	USD	32.00	1,777	(35,540)
Johnson & Johnson	Call	4/21/17	USD	121.05	277	(115,414)
JPMorgan Chase & Co.	Call	4/21/17	USD	90.00	129	(7,482)
Kroger Co.	Call	4/21/17	USD	30.00	352	(12,320)
Lockheed Martin Corp.	Call	4/21/17	USD	270.00	98	(25,235)
Marathon Petroleum Corp.	Call	4/21/17	USD	52.50	420	(16,800)
Marsh & McLennan Cos., Inc.	Call	4/21/17	USD	70.00	394	(155,630)
McKesson Corp.	Call	4/21/17	USD	150.00	61	(11,132)
MetLife, Inc.	Call	4/21/17	USD	55.70	414	(6,184)
Microsoft Corp.	Call	4/21/17	USD	65.00	826	(103,250)

4	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Morgan Stanley	Call	4/21/17	USD	44.00	518	$(29,008)
Motorola Solutions, Inc.	Call	4/21/17	USD	80.00	239	(149,375)
Motorola Solutions, Inc.	Call	4/21/17	USD	82.50	239	(99,185)
Motorola Solutions, Inc.	Call	4/21/17	USD	87.50	436	(36,842)
NextEra Energy, Inc.	Call	4/21/17	USD	130.00	95	(9,975)
Nielsen Holdings PLC	Call	4/21/17	USD	46.00	240	(3,600)
Northrop Grumman Corp.	Call	4/21/17	USD	250.00	184	(2,300)
Oracle Corp.	Call	4/21/17	USD	41.00	1,295	(482,388)
Pentair PLC	Call	4/21/17	USD	60.00	115	(37,375)
Pfizer, Inc.	Call	4/21/17	USD	33.00	2,487	(327,041)
Praxair, Inc.	Call	4/21/17	USD	120.00	136	(18,700)
Procter & Gamble Co.	Call	4/21/17	USD	90.00	313	(22,849)
Public Service Enterprise Group, Inc.	Call	4/21/17	USD	45.00	856	(29,960)
QUALCOMM, Inc.	Call	4/21/17	USD	60.00	178	(7,387)
Rockwell Automation, Inc.	Call	4/21/17	USD	155.00	94	(29,140)
Rockwell Automation, Inc.	Call	4/21/17	USD	160.00	61	(4,880)
Schlumberger Ltd.	Call	4/21/17	USD	81.00	79	(2,528)
SK Telecom Co. Ltd. — ADR	Call	4/21/17	USD	22.50	745	(214,188)
Suncor Energy, Inc.	Call	4/21/17	USD	31.00	1,035	(48,128)
SunTrust Banks, Inc.	Call	4/21/17	USD	55.00	1,028	(152,144)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	Call	4/21/17	USD	32.00	487	(59,658)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	Call	4/21/17	USD	33.00	1,620	(105,300)
TOTAL SA — ADR	Call	4/21/17	USD	50.00	1,380	(144,900)
Travelers Cos., Inc.	Call	4/21/17	USD	125.00	240	(10,800)
U.S. Bancorp	Call	4/21/17	USD	53.50	82	(1,640)
U.S. Bancorp	Call	4/21/17	USD	55.00	468	(2,574)
Unilever NV	Call	4/21/17	USD	50.00	1,300	(110,500)
Union Pacific Corp.	Call	4/21/17	USD	110.00	250	(9,000)
United Parcel Service, Class B	Call	4/21/17	USD	110.00	59	(2,124)
UnitedHealth Group, Inc.	Call	4/21/17	USD	170.00	94	(7,849)
Walgreens Boots Alliance, Inc.	Call	4/21/17	USD	41.00	490	(117,600)
Wells Fargo & Co.	Call	4/21/17	USD	57.00	419	(20,112)
Weyerhaeuser Co.	Call	4/21/17	USD	34.00	408	(23,460)
Prudential Financial, Inc.	Call	4/24/17	USD	106.33	516	(121,891)
BCE, Inc.	Call	4/25/17	USD	44.01	254	(16,186)
Hilton Worldwide Holdings, Inc.	Call	4/25/17	USD	58.78	303	(32,497)
Honeywell International, Inc.	Call	4/27/17	USD	124.20	619	(162,608)
3M Co.	Call	4/28/17	USD	192.50	193	(56,646)
American International Group, Inc.	Call	4/28/17	USD	65.00	548	(15,344)
Anadarko Petroleum Corp.	Call	4/28/17	USD	64.00	101	(8,484)
Anthem, Inc.	Call	4/28/17	USD	167.50	69	(24,322)
Chevron Corp.	Call	4/28/17	USD	113.00	171	(5,301)
Citigroup, Inc.	Call	4/28/17	USD	62.50	689	(29,627)
Coca-Cola Co.	Call	4/28/17	USD	42.50	667	(38,019)
Comcast Corp., Class A	Call	4/28/17	USD	38.50	645	(21,285)
Dow Chemical Co.	Call	4/28/17	USD	64.00	743	(85,074)
EI du Pont de Nemours & Co.	Call	4/28/17	USD	81.50	189	(25,042)
Exxon Mobil Corp.	Call	4/28/17	USD	83.50	159	(12,243)
FirstEnergy Corp.	Call	4/28/17	USD	32.00	317	(15,987)
General Electric Co.	Call	4/28/17	USD	30.00	133	(5,719)
General Electric Co.	Call	4/28/17	USD	30.50	885	(20,355)
General Electric Co.	Call	4/28/17	USD	31.00	383	(4,788)
Goldman Sachs Group, Inc.	Call	4/28/17	USD	252.50	75	(3,112)
International Paper Co.	Call	4/28/17	USD	52.50	893	(58,938)
JPMorgan Chase & Co.	Call	4/28/17	USD	88.50	966	(125,580)
JPMorgan Chase & Co.	Call	4/28/17	USD	92.00	261	(9,004)
KeyCorp	Call	4/28/17	USD	18.00	186	(8,556)
KeyCorp	Call	4/28/17	USD	18.50	174	(4,524)
Lockheed Martin Corp.	Call	4/28/17	USD	270.00	159	(64,395)
Marathon Oil Corp.	Call	4/28/17	USD	17.00	354	(6,903)
Marathon Petroleum Corp.	Call	4/28/17	USD	50.50	75	(12,000)
McKesson Corp.	Call	4/28/17	USD	152.50	60	(8,550)
Merck & Co., Inc.	Call	4/28/17	USD	64.50	224	(20,608)
Merck & Co., Inc.	Call	4/28/17	USD	66.50	408	(33,864)
MetLife, Inc.	Call	4/28/17	USD	53.00	1,026	(107,217)

MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Microsoft Corp.	Call	4/28/17	USD	66.00	695	$(95,910)
Microsoft Corp.	Call	4/28/17	USD	66.50	54	(6,183)
Mondelez International, Inc., Class A	Call	4/28/17	USD	44.00	158	(11,139)
Occidental Petroleum Corp.	Call	4/28/17	USD	66.00	700	(24,500)
Pfizer, Inc.	Call	4/28/17	USD	34.50	2,197	(85,683)
PG&E Corp.	Call	4/28/17	USD	68.00	807	(59,142)
Philip Morris International, Inc.	Call	4/28/17	USD	114.00	350	(47,250)
Schlumberger Ltd.	Call	4/28/17	USD	82.00	39	(1,306)
Suncor Energy, Inc.	Call	4/28/17	USD	31.00	1,040	(72,280)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	Call	4/28/17	USD	32.75	567	(50,443)
U.S. Bancorp	Call	4/28/17	USD	53.50	80	(2,280)
U.S. Bancorp	Call	4/28/17	USD	56.00	275	(2,750)
United Parcel Service, Class B	Call	4/28/17	USD	109.00	135	(19,575)
Wells Fargo & Co.	Call	4/28/17	USD	56.00	240	(24,720)
Wells Fargo & Co.	Call	4/28/17	USD	59.00	279	(5,301)
Wells Fargo & Co.	Call	4/28/17	USD	60.00	321	(3,370)
Aetna, Inc.	Call	5/01/17	USD	132.50	312	(31,811)
Becton Dickinson and Co.	Call	5/01/17	USD	184.50	239	(62,598)
Allstate Corp.	Call	5/02/17	USD	83.01	390	(22,865)
Bank of America Corp.	Call	5/03/17	USD	24.60	3,600	(124,196)
Goldman Sachs Group, Inc.	Call	5/03/17	USD	248.75	94	(8,680)
TOTAL SA — ADR	Call	5/04/17	USD	51.25	86	(7,427)
3M Co.	Call	5/05/17	USD	192.50	63	(18,302)
Aetna, Inc.	Call	5/05/17	USD	129.00	340	(78,710)
Altria Group, Inc.	Call	5/05/17	USD	74.00	24	(1,152)
American International Group, Inc.	Call	5/05/17	USD	62.00	411	(80,762)
Anadarko Petroleum Corp.	Call	5/05/17	USD	64.00	101	(12,625)
Citigroup, Inc.	Call	5/05/17	USD	59.00	1,211	(259,760)
Comcast Corp., Class A	Call	5/05/17	USD	37.55	863	(66,076)
Dollar General Corp.	Call	5/05/17	USD	72.00	465	(45,338)
Exxon Mobil Corp.	Call	5/05/17	USD	83.50	138	(12,627)
General Electric Co.	Call	5/05/17	USD	30.50	256	(7,040)
JPMorgan Chase & Co.	Call	5/05/17	USD	88.50	966	(147,798)
KeyCorp	Call	5/05/17	USD	18.00	224	(10,752)
Marathon Oil Corp.	Call	5/05/17	USD	17.50	247	(4,940)
Marathon Petroleum Corp.	Call	5/05/17	USD	52.50	443	(38,762)
Merck & Co., Inc.	Call	5/05/17	USD	65.00	223	(18,620)
MetLife, Inc.	Call	5/05/17	USD	53.50	315	(36,068)
Microsoft Corp.	Call	5/05/17	USD	67.00	347	(35,047)
Mondelez International, Inc., Class A	Call	5/05/17	USD	44.50	157	(10,676)
Morgan Stanley	Call	5/05/17	USD	44.00	800	(63,600)
Northrop Grumman Corp.	Call	5/05/17	USD	242.50	179	(56,832)
Pfizer, Inc.	Call	5/05/17	USD	34.50	1,024	(51,200)
Schlumberger Ltd.	Call	5/05/17	USD	80.00	143	(13,514)
Suncor Energy, Inc.	Call	5/05/17	USD	31.50	259	(14,763)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	Call	5/05/17	USD	33.00	566	(48,267)
U.S. Bancorp	Call	5/05/17	USD	52.50	560	(37,800)
United Parcel Service, Class B	Call	5/05/17	USD	107.00	190	(50,065)
Weyerhaeuser Co.	Call	5/05/17	USD	34.50	285	(19,950)
Prudential Financial, Inc.	Call	5/08/17	USD	112.10	746	(58,825)
Suncor Energy, Inc.	Call	5/08/17	USD	32.10	1,275	(37,633)
Marsh & McLennan Cos., Inc.	Call	5/10/17	USD	73.60	243	(43,663)
Anthem, Inc.	Call	5/11/17	USD	166.00	133	(58,400)
Bank of America Corp.	Call	5/11/17	USD	25.55	3,653	(69,560)
JPMorgan Chase & Co.	Call	5/11/17	USD	92.05	1,192	(72,068)
Travelers Cos., Inc.	Call	5/11/17	USD	122.01	437	(82,975)
American International Group, Inc.	Call	5/12/17	USD	64.00	684	(116,622)
Chevron Corp.	Call	5/12/17	USD	110.00	33	(4,042)
Citigroup, Inc.	Call	5/12/17	USD	61.50	1,122	(106,029)
Dollar General Corp.	Call	5/12/17	USD	72.00	465	(55,800)
Exxon Mobil Corp.	Call	5/12/17	USD	84.50	96	(6,048)
Gap, Inc.	Call	5/12/17	USD	25.00	154	(10,472)
General Electric Co.	Call	5/12/17	USD	30.50	463	(14,816)
Hess Corp.	Call	5/12/17	USD	50.00	460	(61,640)
Marathon Oil Corp.	Call	5/12/17	USD	17.00	327	(12,099)

6	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
McKesson Corp.	Call	5/12/17	USD	155.00	157	$(41,212)
Merck & Co., Inc.	Call	5/12/17	USD	63.50	414	(66,033)
Microsoft Corp.	Call	5/12/17	USD	66.00	478	(75,524)
Pfizer, Inc.	Call	5/12/17	USD	34.50	1,348	(72,118)
Royal Dutch Shell PLC, A Shares — ADR	Call	5/12/17	USD	54.00	209	(17,242)
Schlumberger Ltd.	Call	5/12/17	USD	80.00	104	(11,752)
Verizon Communications, Inc.	Call	5/12/17	USD	50.00	855	(28,643)
American Water Works Co., Inc.	Call	5/17/17	USD	77.25	39	(5,723)
Aetna, Inc.	Call	5/19/17	USD	135.00	417	(46,078)
Allstate Corp.	Call	5/19/17	USD	81.65	198	(38,214)
Altria Group, Inc.	Call	5/19/17	USD	75.00	24	(948)
American International Group, Inc.	Call	5/19/17	USD	67.50	200	(5,300)
Anthem, Inc.	Call	5/19/17	USD	170.00	203	(73,588)
Bank of America Corp.	Call	5/19/17	USD	24.00	3,800	(269,800)
Chevron Corp.	Call	5/19/17	USD	110.00	335	(43,550)
Coca-Cola Co.	Call	5/19/17	USD	43.00	827	(40,523)
Comcast Corp., Class A	Call	5/19/17	USD	37.55	863	(79,297)
Dominion Resources, Inc.	Call	5/19/17	USD	77.50	616	(115,500)
Dow Chemical Co.	Call	5/19/17	USD	65.00	962	(107,263)
Enbridge, Inc.	Call	5/19/17	USD	42.50	463	(34,725)
Exxon Mobil Corp.	Call	5/19/17	USD	85.00	237	(13,154)
Gap, Inc.	Call	5/19/17	USD	25.00	590	(56,640)
General Electric Co.	Call	5/19/17	USD	31.00	452	(10,622)
Goldman Sachs Group, Inc.	Call	5/19/17	USD	235.00	104	(54,600)
Hess Corp.	Call	5/19/17	USD	50.00	743	(106,620)
Johnson & Johnson	Call	5/19/17	USD	121.05	277	(111,792)
JPMorgan Chase & Co.	Call	5/19/17	USD	92.50	903	(60,050)
KeyCorp	Call	5/19/17	USD	18.00	223	(13,046)
Kroger Co.	Call	5/19/17	USD	30.00	745	(50,288)
Marathon Oil Corp.	Call	5/19/17	USD	17.00	352	(14,256)
Merck & Co., Inc.	Call	5/19/17	USD	65.00	447	(44,924)
Merck & Co., Inc.	Call	5/19/17	USD	67.50	929	(31,122)
MetLife, Inc.	Call	5/19/17	USD	52.50	315	(58,118)
Microsoft Corp.	Call	5/19/17	USD	65.00	300	(66,300)
Nielsen Holdings PLC	Call	5/19/17	USD	46.00	480	(7,200)
Northrop Grumman Corp.	Call	5/19/17	USD	250.00	184	(25,760)
Occidental Petroleum Corp.	Call	5/19/17	USD	67.50	825	(37,122)
Oracle Corp.	Call	5/19/17	USD	43.00	523	(98,324)
Oracle Corp.	Call	5/19/17	USD	45.00	774	(47,601)
Oracle Corp.	Call	5/19/17	USD	46.00	1,256	(35,168)
Pentair PLC	Call	5/19/17	USD	65.00	114	(13,110)
Pfizer, Inc.	Call	5/19/17	USD	35.00	1,414	(46,662)
Praxair, Inc.	Call	5/19/17	USD	120.00	137	(42,128)
Procter & Gamble Co.	Call	5/19/17	USD	92.50	344	(17,028)
QUALCOMM, Inc.	Call	5/19/17	USD	60.00	780	(64,740)
Quest Diagnostics, Inc.	Call	5/19/17	USD	100.00	542	(73,170)
Schlumberger Ltd.	Call	5/19/17	USD	82.50	78	(4,407)
Suncor Energy, Inc.	Call	5/19/17	USD	33.00	389	(9,530)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	Call	5/19/17	USD	33.00	488	(50,020)
TOTAL SA — ADR	Call	5/19/17	USD	52.50	1,373	(82,380)
U.S. Bancorp	Call	5/19/17	USD	55.00	161	(3,703)
Unilever NV	Call	5/19/17	USD	50.32	416	(43,005)
Union Pacific Corp.	Call	5/19/17	USD	110.00	233	(37,979)
United Parcel Service, Class B	Call	5/19/17	USD	110.00	136	(17,952)
UnitedHealth Group, Inc.	Call	5/19/17	USD	170.00	81	(14,661)
Verizon Communications, Inc.	Call	5/19/17	USD	50.00	855	(33,345)
Wells Fargo & Co.	Call	5/19/17	USD	60.00	305	(7,320)
Quest Diagnostics, Inc.	Call	6/06/17	USD	98.37	489	(116,871)
Unilever NV	Call	6/06/17	USD	50.34	429	(54,992)
Public Service Enterprise Group, Inc.	Call	6/12/17	USD	44.75	292	(26,864)
Dow Chemical Co.	Call	6/16/17	USD	65.00	962	(145,743)
Exxon Mobil Corp.	Call	6/16/17	USD	85.00	156	(14,274)
General Electric Co.	Call	6/16/17	USD	31.00	222	(7,992)
Total						$(11,511,077)

MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Kroger Co.	Call	Citibank N.A.	4/05/17	USD	34.60	107,400	$(1)
Publicis Groupe SA	Call	UBS AG	4/05/17	EUR	64.54	21,900	(28,164)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	4/07/17	GBP	46.50	80,000	(263,036)
Diageo PLC	Call	Morgan Stanley & Co. International PLC	4/07/17	GBP	22.40	142,000	(89,826)
NextEra Energy, Inc.	Call	Morgan Stanley & Co. International PLC	4/12/17	USD	129.68	63,300	(48,446)
Publicis Groupe SA	Call	Morgan Stanley & Co. International PLC	4/12/17	EUR	62.84	20,600	(60,893)
Samsung Electronics Co. Ltd. — GDR	Call	Credit Suisse International	4/12/17	USD	858.50	9,800	(589,010)
Kroger Co.	Call	Morgan Stanley & Co. International PLC	4/13/17	USD	29.26	107,500	(62,602)
NextEra Energy, Inc.	Call	UBS AG	4/18/17	USD	125.60	18,600	(68,560)
Diageo PLC	Call	HSBC Bank PLC	4/19/17	GBP	22.74	142,000	(66,692)
Experian PLC	Call	HSBC Bank PLC	4/19/17	GBP	16.38	69,600	(11,798)
Public Service Enterprise Group, Inc.	Call	Citibank N.A.	4/20/17	USD	43.34	12,000	(15,712)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	4/25/17	GBP	48.99	68,000	(86,633)
Becton Dickinson and Co.	Call	UBS AG	4/25/17	USD	180.15	19,600	(97,406)
Diageo PLC	Call	Deutsche Bank AG	4/26/17	GBP	23.45	53,700	(9,008)
Experian PLC	Call	Morgan Stanley & Co. International PLC	4/26/17	GBP	16.07	120,000	(50,923)
Koninklijke Philips NV	Call	Morgan Stanley & Co. International PLC	4/26/17	EUR	29.20	89,000	(107,033)
Dominion Resources, Inc.	Call	Morgan Stanley & Co. International PLC	4/28/17	USD	78.74	30,900	(20,347)
Samsung Electronics Co. Ltd. — GDR	Call	UBS AG	4/28/17	USD	925.14	3,700	(74,327)
Aetna, Inc.	Call	Morgan Stanley & Co. International PLC	5/01/17	USD	131.10	18,200	(25,875)
Experian PLC	Call	Credit Suisse International	5/02/17	GBP	16.61	118,000	(27,975)
Koninklijke Philips NV	Call	Morgan Stanley & Co. International PLC	5/02/17	EUR	30.46	31,000	(19,719)
Koninklijke Philips NV	Call	Morgan Stanley & Co. International PLC	5/03/17	EUR	29.21	163,500	(227,783)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	5/05/17	GBP	50.09	26,800	(29,967)
Comcast Corp., Class A	Call	Barclays Bank PLC	5/05/17	USD	37.22	57,200	(57,280)
Morgan Stanley	Call	UBS AG	5/05/17	USD	45.75	60,000	(19,952)
AstraZeneca PLC	Call	Morgan Stanley & Co. International PLC	5/09/17	GBP	50.27	67,500	(74,797)
Publicis Groupe SA	Call	Credit Suisse International	5/09/17	EUR	63.46	14,000	(44,458)
SK Telecom Co. Ltd. — ADR	Call	UBS AG	5/09/17	USD	25.38	74,500	(41,970)
Kroger Co.	Call	UBS AG	5/10/17	USD	30.26	30,200	(14,132)
Samsung Electronics Co. Ltd. — GDR	Call	Credit Suisse International	5/10/17	USD	929.68	3,700	(84,488)
Lenovo Group Ltd.	Call	JPMorgan Chase Bank N.A.	5/11/17	HKD	5.02	500,000	(17,772)
Publicis Groupe SA	Call	UBS AG	5/11/17	EUR	63.21	19,000	(63,731)
SK Telecom Co. Ltd. — ADR	Call	Deutsche Bank AG	5/11/17	USD	25.56	52,400	(30,476)
SunTrust Banks, Inc.	Call	Goldman Sachs International	5/15/17	USD	58.25	83,500	(71,777)
Public Service Enterprise Group, Inc.	Call	Barclays Bank PLC	5/16/17	USD	45.00	44,000	(34,749)
BCE, Inc.	Call	Citibank N.A.	6/01/17	USD	44.72	26,700	(17,593)
Total							$(2,654,911)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3

8	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Enhanced Equity Dividend Trust (BDJ)

investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$48,027,420	—	—	$48,027,420
Air Freight & Logistics	14,807,400	—	—	14,807,400
Banks	311,649,367	—	—	311,649,367
Beverages	19,348,396	$19,340,174	—	38,688,570
Capital Markets	67,207,006	—	—	67,207,006
Chemicals	57,232,393	—	—	57,232,393
Communications Equipment	14,872,950	—	—	14,872,950
Containers & Packaging	9,069,308	—	—	9,069,308
Diversified Telecommunication Services	28,100,684	—	—	28,100,684
Electric Utilities	58,285,768	—	—	58,285,768
Electrical Equipment	4,842,581	—	—	4,842,581
Energy Equipment & Services	7,333,590	—	—	7,333,590
Equity Real Estate Investment Trusts (REITs)	7,519,774	—	—	7,519,774
Food & Staples Retailing	20,926,104	—	—	20,926,104
Food Products	7,861,454	—	—	7,861,454
Health Care Equipment & Supplies	12,290,480	—	—	12,290,480
Health Care Providers & Services	110,167,605	—	—	110,167,605
Hotels, Restaurants & Leisure	7,707,951	—	—	7,707,951
Household Products	18,897,252	—	—	18,897,252
Industrial Conglomerates	80,837,417	20,845,506	—	101,682,923
Insurance	114,406,155	—	—	114,406,155
Machinery	2,875,324	—	—	2,875,324
Media	34,733,160	10,549,867	—	45,283,027
Multiline Retail	17,082,246	—	—	17,082,246
Multi-Utilities	34,283,157	—	—	34,283,157
Oil, Gas & Consumable Fuels	194,248,111	—	—	194,248,111
Personal Products	21,317,688	—	—	21,317,688
Pharmaceuticals	112,911,902	29,804,919	—	142,716,821
Professional Services	9,893,745	12,550,822	—	22,444,567
Road & Rail	10,221,280	—	—	10,221,280
Semiconductors & Semiconductor Equipment	35,391,572	—	—	35,391,572
Software	85,843,952	—	—	85,843,952
Specialty Retail	28,837,298	—	—	28,837,298
Technology Hardware, Storage & Peripherals	—	39,487,940	—	39,487,940
Tobacco	15,469,812	—	—	15,469,812
Water Utilities	3,592,974	—	—	3,592,974
Wireless Telecommunication Services	10,142,504	—	—	10,142,504
Short-Term Securities	3,719,966	—	—	3,719,966

Total Investments	$1,641,955,746	$132,579,228	—	$1,774,534,974

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(9,291,016)	$(4,874,972)	—	$(14,165,988)

[1] Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

MARCH 31, 2017	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Equity Dividend Trust
Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Equity Dividend Trust
Date: May 23, 2017
By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Equity Dividend Trust
Date: May 23, 2017